Debt - Narrative (Details) - USD ($)		12 Months Ended
	May 22, 2020	Dec. 31, 2021	Oct. 15, 2021	Dec. 31, 2020
Debt
Debt issuance costs		$ 14,000,000		$ 18,000,000
Maximum borrowing capacity commitment			$ 330,000,000
Letters of credit issued and outstanding		105,000,000
Noncurrent payable to affiliates		21,000,000		17,000,000
Accounts payable to affiliates		17,000,000		22,000,000
Affiliated Entity
Debt
Accounts payable related parties		21,000,000		20,000,000
Noncurrent payable to affiliates		21,000,000		17,000,000
Accounts payable to affiliates				3,000,000
Letter of Credit
Debt
Unsecured debt		40,000,000
Term Loan Facility due August 2024
Debt
Fair value of debt instruments		359,000,000		358,000,000
Aggregate principal amount		$ 375,000,000
Maturity term		7 years
Amortization of line of credit facility as a percentage of principal amount		1.00%
Term Loan Facility due August 2024 | Federal funds rate
Debt
Interest rate basis as a percentage		0.50%
Term Loan Facility due August 2024 | LIBOR
Debt
Interest rate basis as a percentage		1.00%
Senior Secured Notes due July 2025
Debt
Fair value of debt instruments		$ 247,000,000		247,000,000
Aggregate principal amount	$ 225,000,000
Redemption price as a percentage	98.00%
Stated interest rate as a percentage	9.50%
Senior Secured Notes due July 2025 | Occurrence Certain Change Of Control Events
Debt
Redemption price as a percentage	101.00%
Senior Unsecured Notes due July 2025
Debt
Fair value of debt instruments		$ 362,000,000		354,000,000
Stated interest rate as a percentage		5.75%
Senior Unsecured Notes due July 2025 | Occurrence Certain Change Of Control Events
Debt
Net cash proceeds of equity offerings as a percentage of principal amount		101.00%
ABL facility
Debt
Maturity term		5 years
Extension option available, days prior to maturity date			91 days
Current borrowing capacity		$ 278,000,000	$ 75,000,000
Maximum borrowing capacity commitment		330,000,000	$ 330,000,000
Current available capacity		201,000,000
Letters of credit issued and outstanding		65,000,000
Bi-lateral line carved out of the facility		$ 45,000,000
Minimum fixed charge coverage ratio		1
ABL facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage		1.50%
ABL facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage		2.00%
ABL facility | Line of Credit
Debt
Short-term debt		$ 0		$ 0
Asset Based Lending Facility, Bi-Lateral Carve Out One
Debt
Bi-lateral line carved out of facility utilized (approximately)		32,000,000
Asset Based Lending Facility, Bi-Lateral Carve Out Two
Debt
Bi-lateral line carved out of facility utilized (approximately)		$ 33,000,000
Senior Notes and Term Loan Facility
Debt
Weighted average interest rate (percent)		5.00%
Senior Credit Facilities
Debt
Aggregate principal amount		$ 705,000,000